Scope of consolidation - Schedule of Purchase Consideration and net assets acquired (Details) € in Thousands	Nov. 08, 2023 EUR (€)
Disclosure of Significant Investments in Subsidiaries and Associates [Abstract]
Consideration paid	€ 6,246
Consideration adjustment	175
Total consideration	€ 6,421